Payments, Details - Exxon Mobil Corp (Dodd Frank Only) [Member] - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 0.7	Fees	ARGENTINA	snj:AR-Q	Ministerio de Infraestructura [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 2
	29.4	Royalties	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 3
	1.2	Taxes	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 4
	0.4	Fees	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 5
	0.4	Fees	AUSTRALIA	snj:AU-VIC	Australian Energy Market Operator (AEMO) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 6
	259.2	Taxes	AUSTRALIA	snj:AU-VIC	Australian Taxation Office [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 7
	1,043.4	Taxes	AUSTRALIA		Australian Taxation Office [Member]	Entity Level Payment - AU [Member]
#: 8
	22.3	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 9
	0.1	Fees	AUSTRALIA	snj:AU-VIC	Department of Energy, Environment and Climate Action [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 10
	0.6	Fees	AUSTRALIA	snj:AU-VIC	Energy Safe Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 11
	0.4	Fees	AUSTRALIA	snj:AU-VIC	Environmental Protection Authority [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 12
	0.6	Fees	AUSTRALIA	snj:AU-VIC	Gippsland Water [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 13
	2.1	Fees	AUSTRALIA		Gippsland Water [Member]	Entity Level Payment - AU [Member]
#: 14
	0.2	Fees	AUSTRALIA	snj:AU-VIC	Mornington Peninsula Shire Council [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 15
	5.6	Fees	AUSTRALIA	snj:AU-VIC	National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 16
	0.8	Fees	AUSTRALIA		State Revenue Office Victoria [Member]	Entity Level Payment - AU [Member]
#: 17
	1.1	Fees	AUSTRALIA	snj:AU-VIC	State Revenue Office Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 18
	0.9	Fees	AUSTRALIA	snj:AU-VIC	The National Offshore Petroleum Titles Administrator (NOPTA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 19
	2.7	Fees	AUSTRALIA	snj:AU-VIC	Wellington Shire Council [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 20
	24.9	Taxes	AZERBAIJAN	snj:AZ-BA	State Tax Services of the Republic of Azerbaijan [Member]	Baku-Offshore-Caspian Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 21
	1.2	Fees	BANGLADESH	snj:BD-11	PetroBangla [Member]	Cox’s Bazar-Offshore-Bay of Bengal-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 22
	7.0	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 23
	0.3	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao da Universidade Federal do Parana [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 24
	2.5	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Servicos Tecnicos, Ensino e Fomento a Pesquisas [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 25
	0.3	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 26
	0.9	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 27
	2.7	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade de Sao Paulo [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 28
	0.2	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Ciencia Aplicacoes e Tecnologia Espaciais [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 29
	1.4	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Pesquisa [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 30
	0.1	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Unicamp [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 31
	0.8	Fees	BRAZIL	snj:BR-SP	Fundo de Compensacao Ambiental [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 32
	(1.1)	Taxes	BRAZIL		Ministerio da Fazenda [Member]	Entity Level Payment - BR [Member]
#: 33
	0.8	Fees	BRAZIL	snj:BR-SP	Ministerio da Fazenda [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 34
	1.4	Fees	BRAZIL	snj:BR-RJ	Ministerio da Fazenda [Member]	Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 35
	1.3	Fees	BRAZIL	snj:BR-SE	Ministerio da Fazenda [Member]	Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 36
	0.1	Fees	EGYPT	snj:EG-ALX	Alexandria Naval Base [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 37
	2.1	Bonuses	EGYPT	snj:EG-ALX	Egyptian Natural Gas Holding Company (EGAS) [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 38
	0.1	Fees	EGYPT	snj:EG-ALX	National Institute of Oceanography [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 39
	26.5	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Guinea Ecuatorial de Petróleos (GEPetrol) [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 40
	1.5	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Mines and Hydrocarbons [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 41
	99.8	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Mines and Hydrocarbons [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 42
	5.1	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Mines and Hydrocarbons [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 43
	1.1	Fees	GREECE	snj:GR-M	Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]	Kríti-Offshore-Cretan Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 44
	0.6	Infrastructure	INDONESIA	snj:ID-JT	Bojonegoro, Tuban, Blora Regency [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 45
	0.2	Fees	INDONESIA	snj:ID-JT	Directorate General Of Land Transportation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 46
	0.7	Fees	INDONESIA	snj:ID-JT	Directorate General Of Marine Transportation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 47
	163.6	Taxes	INDONESIA	snj:ID-JT	Directorate General Of Taxation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 48
	51.3	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Asri Dharma Sejahtera [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 49
	25.0	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Blora Patragas Hulu (Perseroda) [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 50
	25.7	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Petrogas Jatim Utama Cendana [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 51
	12.5	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Sarana Patra Hulu Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 52
	515.2	Prod. Entitlements	INDONESIA	snj:ID-JT	Pertamina Ep Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 53
	0.3	Fees	INDONESIA	snj:ID-JT	Perusahaan Umum Perum Jasa Tirta [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 54
	1.2	Fees	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 55
	3,129.5	Prod. Entitlements	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 56
	16.9	Taxes	IRAQ	snj:IQ-BA	General Commission for Taxes [Member]	Al Başrah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 57
	8.3	Fees	KAZAKHSTAN	snj:KZ-23	Atyrau Tax Committee [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 58
	4.0	Fees	KAZAKHSTAN	snj:KZ-23	Atyrau Tax Committee [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 59
	0.8	Fees	KAZAKHSTAN		KazTransOil [Member]	Entity Level Payment - KZ [Member]		Upstream [Member]	Well
#: 60
	271.8	Taxes	MALAYSIA		Inland Revenue Board of Malaysia [Member]	Entity Level Payment - MY [Member]
#: 61
	2,267.5	Prod. Entitlements	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 62
	57.3	Taxes	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 63
	13.7	Royalties	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 64
	429.3	Royalties	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 65
	14.8	Fees	MOZAMBIQUE	snj:MZ-N	Instituto Nacional de Petroleo (INP) [Member]	Nampula-Offshore-Angoche Basin-Oil&Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 66
	6.3	Fees	NIGERIA	snj:NG-AK	Akwa Ibom State Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 67
	0.1	Comm. Social Resp.	NIGERIA	snj:NG-AK	Akwa Ibom State Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 68
	0.1	Fees	NIGERIA	snj:NG-AK	Federal Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 69
	2.9	Fees	NIGERIA	snj:NG-AK	Federal Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 70
	1.0	Fees	NIGERIA	snj:NG-ON	Federal Government [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 71
	567.8	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]				Yes	Valued based on production agreements
#: 72
	2.8	Fees	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]
#: 73
	777.1	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]
#: 74
	0.8	Fees	NIGERIA	snj:NG-AK	Industrial Training Fund [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 75
	0.4	Taxes	NIGERIA	snj:NG-LA	Lagos State Board of Internal Revenue [Member]	Lagos-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 76
	0.2	Fees	NIGERIA	snj:NG-AK	Local Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 77
	69.7	Fees	NIGERIA		Niger Delta Development Commission [Member]	Entity Level Payment - NG [Member]
#: 78
	36.1	Comm. Social Resp.	NIGERIA		Nigeria Host Community Development Trust Fund [Member]	Entity Level Payment - NG [Member]
#: 79
	2.5	Fees	NIGERIA	snj:NG-ON	Nigerian Content Development and Monitoring Board [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 80
	1.2	Fees	NIGERIA	snj:NG-AK	Nigerian Content Development and Monitoring Board [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 81
	3.9	Comm. Social Resp.	NIGERIA	snj:NG-CR	Nigerian Content Development and Monitoring Board [Member]	Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 82
	6.7	Fees	NIGERIA	snj:NG-AK	Nigerian Content Development and Monitoring Board [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 83
	1.7	Fees	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 84
	41.5	Prod. Entitlements	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 85
	233.8	Prod. Entitlements	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company (NNPC) Limited [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 86
	2.7	Fees	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company (NNPC) Limited [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 87
	249.6	Royalties	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 88
	89.7	Royalties	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 89
	357.9	Royalties	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 90
	117.9	Fees	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 91
	8.8	Royalties	NIGERIA	snj:NG-RI	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Rivers-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 92
	7.9	Fees	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 93
	9.1	Fees	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 94
	0.2	Fees	NIGERIA	snj:NG-ON	Other Federal Ministries [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 95
	0.3	Fees	NIGERIA	snj:NG-AK	Other Federal Ministries [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 96
	0.4	Fees	PAPUA NEW GUINEA	snj:PG-SHM	Conservation and Environment Protection Authority [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 97
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-WPD	Conservation and Environment Protection Authority [Member]	Western-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 98
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-NCD	Conservation and Environment Protection Authority [Member]	National Capital District (Port Moresby)-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 99
	132.4	Taxes	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 100
	0.2	Fees	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 101
	32.4	Taxes	PAPUA NEW GUINEA	snj:PG-SHM	Department of Works [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 102
	1.4	Taxes	PAPUA NEW GUINEA	snj:PG-NCD	Internal Revenue Commission [Member]	National Capital District (Port Moresby)-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 103
	355.7	Taxes	PAPUA NEW GUINEA		Internal Revenue Commission [Member]	Entity Level Payment - PNG [Member]
#: 104
	323.7	Dividends	PAPUA NEW GUINEA		Kumul Petroleum PNG Holdings Limited [Member]	Entity Level Payment - PNG [Member]
#: 105
	73.2	Dividends	PAPUA NEW GUINEA		Mineral Resources Development Company [Member]	Entity Level Payment - PNG [Member]
#: 106
	158.6	Taxes	QATAR	snj:QA-KH	General Tax Authority [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 107
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	INJAZ Qatar Establishment [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 108
	0.2	Comm. Social Resp.	QATAR	snj:QA-DA	Ministry of Environment and Climate Change [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 109
	0.1	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Foundation [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 110
	1.3	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Museums Authority [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 111
	0.1	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar University [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 112
	0.4	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar University [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 113
	0.1	Comm. Social Resp.	QATAR	snj:QA-DA	QatarEnergy [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 114
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	QatarEnergy [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 115
	1,583.9	Prod. Entitlements	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 116
	24.3	Dividends	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 117
	2.3	Comm. Social Resp.	QATAR	snj:QA-DA	Teach For Qatar [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 118
	4.2	Royalties	THAILAND	snj:TH-40	Department of Mineral Fuels, Ministry Of Energy [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 119
	7.6	Taxes	THAILAND	snj:TH-40	Revenue Department [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 120
	1,863.7	Royalties	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 121
	5,912.1	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 122
	0.2	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 123
	45.5	Royalties	UNITED STATES	snj:US-WY	Bureau of Land Management [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 124
	1,406.8	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity Level Payment - US [Member]
#: 125
	110.3	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	North Dakota-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 126
	3.7	Fees	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 127
	0.5	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 128
	3.3	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 129
	585.5	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 130
	35.3	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 131
	13.2	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 132
	10.3	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Montana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 133
	154.3	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 134
	0.3	Royalties	UNITED STATES	snj:US-OK	Office of Natural Resources Revenue [Member]	Oklahoma-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 135
	1.2	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 136
	6.9	Fees	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 137
	$ 0.2	Comm. Social Resp.	VIET NAM	snj:VN-27	Vietnam Oil and Gas Group (Petrovietnam) [Member]	Quang Nam-Offshore-Pacific Ocean-Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well